CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Software licenses	$ 52,542	$ 32,604	$ 28,653
Maintenance and services	33,707	29,494	25,841
Total revenues	86,249	62,098	54,494
Operating expenses:
Cost of software licenses	891	1,225	2,143
Cost of maintenance and services	9,852	8,630	6,637
Research and development	16,901	14,010	13,283
Selling and marketing	44,431	35,893	35,089
General and administrative	6,629	5,196	4,594
Impairment of intangible assets			4,122
Total operating expenses	78,704	64,954	65,868
Operating income (loss)	7,545	(2,856)	(11,374)
Financial income (expenses), net	336	(101)	(54)
Net income (loss) before taxes on income	7,881	(2,957)	(11,428)
Income tax benefit (taxes on income)	(1,924)	(3,756)	735
Net Income (loss)	$ 5,957	$ (6,713)	$ (10,693)
Basic net income (loss) per share	$ 0.28	$ (0.39)	$ (0.64)
Diluted net income (loss) per share	$ 0.27	$ (0.39)	$ (0.64)
Weighted average number of shares used in computing basic net income or loss per share	21,113	17,264	16,739
Weighted average number of shares used in computing diluted net income or loss per share	21,967	17,264	16,739